Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Presentation of Derivative Amounts

	At December 31,
	2016		2015
($ thousands)	Assets	Liabilities	Assets	Liabilities

Fair Value Hedges: Interest Rate Swaps
Non-current financial liabilities	—	13,709	—	8,958
Long-term debt	—	(9,123)	—	(9,195)
Gross Derivatives	—	4,586	—	(237)

Non-Designated Hedges: Foreign Currency Contracts, net
Current financial assets	4,965	—	4,829	—
Current financial liabilities	—	126	—	750

Cash Flow Hedges: Foreign Currency Contracts, net
Current financial assets	3,374	—	173	—

Counterparty Netting: Swap Interest
Current financial assets:
Interest due from counterparty	1,079	—	1,963	—
Net Derivatives	9,418	4,712	6,965	513

	For the year ended December 31,
($ thousands)	2016	2015	2014

Fair Value Hedges: Interest Rate Swaps
Effectiveness - Contra interest expense	—	—	4,885
Ineffectiveness - Contra interest expense	—	—	421
Effectiveness - Other income	(540)	1,646	—
Ineffectiveness - Other income	(1,280)	232	—

Non-Designated Hedges: Foreign Currency Contracts, net
Realized gains (losses) - Foreign exchange gain (loss), net	16,873	(16,651)	(33,430)

Cash Flow Hedges: Foreign Currency Contracts, net
Realized gains - Service revenue	5,218	244	640